Business Combinations (Details) - Schedule of fair value of assets shares in Thousands, $ in Thousands	Jun. 30, 2021 USD ($) shares
Drover Limited [Member]
Business Combinations (Details) - Schedule of fair value of assets [Line Items]
Property, plant, and equipment	$ 3,943
Trade and other receivables	4,868
Cash	3,975
Trade and other payables	(4,819)
Loans and borrowings	(3,791)
Total net assets acquired	4,176
Intangible assets recognised on acquisition:
Software	19,558
Brand	1,303
Deferred tax arising on intangible assets	(3,983)
Total intangible assets arising on acquisition	16,878
Total identifiable net assets at fair value	21,054
Goodwill	44,310
Purchase consideration transferred	65,365
Satisfied by:
Cash	20,997
Debt assumed and discharged	4,463
Shares issued	33,339
Warrants issued	6,566
Smart Fleet Solutions Limited [Member]
Business Combinations (Details) - Schedule of fair value of assets [Line Items]
Property, plant, and equipment	25,101
Inventory	333
Trade and other receivables	7,335
Cash	669
Trade and other payables	(2,161)
Loans and borrowings	(3,019)
Total net assets acquired	28,259
Intangible assets recognised on acquisition:
Customer relationships	7,300
Deferred tax arising on intangible assets	(1,600)
Total intangible assets arising on acquisition	5,700
Total identifiable net assets at fair value	33,959
Goodwill	5,166
Purchase consideration transferred	39,125
Satisfied by:
Cash	29,125
Debt assumed and discharged	9,000
Shares issued	1,000
Cluno GmbH [Member]
Business Combinations (Details) - Schedule of fair value of assets [Line Items]
Property, plant, and equipment	27,181
Cash	8,589
Trade and other receivables	5,493
Trade and other payables	(5,982)
Loans and borrowings	(23,708)
Total net assets acquired	11,573
Intangible assets recognised on acquisition:
Software	4,445
Brand	1,444
Deferred tax arising on intangible assets	(1,767)
Total intangible assets recognised on acquisition	4,122
Total identifiable net assets at fair value	15,695
Goodwill	44,659
Purchase consideration transferred	60,354
Satisfied by:
Cash	28,722
Shares issued	$ 31,009
Voluntary employee share option plan (in Shares) | shares	623
Purchase consideration transferred	$ 60,354